Income Taxes - Reconciliation of Income Tax Expense Computed at Statutory Federal Income Tax Rate to Income Taxes (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal income tax expense at statutory rate	34.00%	34.00%
State income tax, net of federal benefit	4.50%	5.00%
Permanent differences	(3.70%)	0.20%
Research and development credit	0.80%	1.40%
Stock compensation	(0.90%)	(1.10%)
Expiration of state net operating loss	(1.70%)	(4.20%)
Other	(0.80%)	0.20%
Change in valuation allowance	(32.20%)	(35.50%)
Effective income tax rate	0.00%	0.00%